Operating Costs - Summary of Operating Costs (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Operating Costs [Line Items]
Wages and salaries		£ 4,229	£ 4,134	£ 3,689
Social security costs		461	477	398
Other pension costs		624	521	494
Share-based payment expense		84	57	58
Total staff costs		5,398	5,189	4,639
Own work capitalised		(798)	(813)	(720)
Net staff costs		4,600	4,376	3,919
Net indirect labour costs		315	399	304
Net labour costs		4,915	4,775	4,223
Payments to telecommunications operators		2,306	2,653	2,183
Property and energy costs		1,285	1,202	1,024
Network operating and IT costs		963	983	644
TV programme rights charges		763	714	544
Other operating costs		6,233	6,297	4,017
Other operating income		(224)	(187)	(215)
Amortisation of intangible assets		1,123	1,118	621
Total operating costs		20,342	20,895	15,399
Operating costs before specific items include the following:
Leaver costs		50	86	109
Research and development expenditure		632	638	574
Operating lease charges		732	692	441
Foreign currency gains			(12)	(1)
Government grants		(3)	(5)	(6)
Before Specific Items [Member]
Disclosure Of Operating Costs [Line Items]
Total operating costs		19,755	19,947	15,051
Specific Items [Member]
Disclosure Of Operating Costs [Line Items]
Total operating costs	[1]	587	948	348
Owned Property Plant and Equipment [Member]
Disclosure Of Operating Costs [Line Items]
Depreciation of property, plant and equipment		2,381	2,382	2,000
Finace Leased Property Plant and Equipment [Member]
Disclosure Of Operating Costs [Line Items]
Depreciation of property, plant and equipment		£ 10	£ 10	£ 10

[1]	For a definition of specific items, see page 288. An analysis of specific items is provided in note 8.